FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL LIABILITIES	FINANCIAL LIABILITIES

	As of
US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
Current:
Inflation swaps	$72	$—
Deferred consideration	—	995
Total current financial liabilities	$72	$995

Non-current:
Inflation swaps	$—	$—
Total non-current financial liabilities	$—	$—

Deferred consideration
Deferred consideration was related to the April 4, 2017 acquisition of Nova Transportadora do Sudeste S.A. (“NTS”), our Brazilian regulated gas transmission business. The deferred consideration was denominated in U.S. dollars and accrued interest at 3.35% compounded annually. The financial liability was measured at amortized cost and was settled on April 4, 2022, the fifth anniversary of the date of acquisition.
Exchangeable shares, class B shares and class C shares
The exchangeable and class B shares are classified as liabilities due to their exchangeable and cash redemption features. Upon issuance, exchangeable and class B shares are recognized at their fair value. Subsequent to initial recognition, the exchangeable and class B shares are recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one unit of the partnership.
In August 2021, the partnership acquired a controlling interest in Inter Pipeline Ltd. (“IPL”) for consideration comprised of cash, exchangeable shares and class B exchangeable limited partnership units (“BIPC Exchangeable LP Units”) of Brookfield Infrastructure Corporation Exchange Limited Partnership (“BIPC Exchange LP”). BIPC Exchange LP is a subsidiary of the partnership and holders of BIPC Exchangeable LP Units have the right to require the partnership to purchase BIPC Exchangeable LP Units and deliver one exchangeable share for each BIPC Exchangeable LP Unit purchased. During the year ended December 31, 2022, our company issued 427,643 exchangeable shares in connection with exchange requests from BIPC Exchange LP unitholders. Upon issuance, the exchangeable shares were recognized at their fair value.
In November 2021, our company issued 3.2 million exchangeable shares in public offerings in the U.S. and Canada. In total, $134 million of gross proceeds were raised through the issuance and $6 million in equity issuance costs were incurred.
During the year ended December 31, 2022, our shareholders exchanged 17,512 exchangeable shares for an equal number of units. As at December 31, 2022, the exchangeable and class B shares were remeasured to reflect the NYSE closing price of one unit, $30.99 per share. Remeasurement gains or losses associated with these shares are recorded in the Consolidated Statements of Operating Results. Our company declared and paid dividends of $158 million on its exchangeable shares outstanding during the year ended December 31, 2022 (2021: $115 million, 2020: $66 million). Dividends paid on exchangeable shares are presented as interest expense in the Consolidated Statements of Operating Results.
On June 10, 2022, our group completed a three-for-two split of partnership units, BIPC Exchangeable LP Units, BIP Exchange LP units, exchangeable shares, class B shares and class C shares, by way of a subdivision whereby unitholders/shareholders received an additional one-half of a unit/share for each unit/share held. All historical units/shares and per unit/share disclosures have been adjusted to effect for the change in units/shares due to the splits.
The following table provides a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses.

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable and class B shares (US$ Millions)
Balance at January 1, 2021	67,441,451	2	$2,221
Share issuance(1)	42,195,641	—	1,776
Share issuance - BIPC Exchangeable LP Unit exchanges	556,997	—	23
Shares exchanged to units	(36,549)	—	(1)
Remeasurement of liability	—	—	447
Balance at December 31, 2021	110,157,540	2	$4,466
Share issuance - BIPC Exchangeable LP Unit exchanges	427,643	—	19
Shares exchanged to units	(17,512)	—	(1)
Remeasurement of liability	—	—	(1,058)
Balance at December 31, 2022	110,567,671	2	$3,426

(1)     During the year ended December 31, 2021, our company issued 3.2 million shares in exchange for net cash consideration of $128 million. The remaining shares were issued to subsidiaries of the partnership in exchange for non-cash consideration including loans receivable and settlements of loan payable.
Similar to class B shares, class C shares are classified as liabilities due to their cash redemption feature. However, class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 19, Equity, for further details related to class C shares.